Equity - Other Equity Instruments (Details) - EUR (€) € in Millions	1 Months Ended			2 Months Ended	12 Months Ended
	Nov. 30, 2021	Sep. 30, 2021	Feb. 28, 2021	Jul. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Equity Instruments [Roll Forward]
Carrying value of deeply subordinated securities, ending balance					€ 30,339
Premium of tender offer					61	€ 27
Telefonica Europe, B.V.
Equity Instruments [Roll Forward]
Amount repurchased	€ (750)	€ (127)	€ (758)	€ (115)
Fixed interest rate
Equity Instruments [Roll Forward]
Carrying value of deeply subordinated securities, ending balance					21,213
Retained earnings
Equity Instruments [Roll Forward]
Payments on undated deeply subordinated securities					263	335	€ 256
Term debt | Gross carrying amount
Equity Instruments [Roll Forward]
Carrying value of deeply subordinated securities, beginning balance					7,550
Carrying value of deeply subordinated securities, ending balance					7,550	7,550
Exercisable from issuer in 2028 | Gross carrying amount
Equity Instruments [Roll Forward]
Carrying value of deeply subordinated securities, beginning balance					0
Tender Offer					0
Amount repurchased					0
Redemption					0
Carrying value of deeply subordinated securities, ending balance					€ 750	0
Exercisable from issuer in 2028 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual Fix					2.875%
Exercisable from issuer in 2029 | Gross carrying amount
Equity Instruments [Roll Forward]
Carrying value of deeply subordinated securities, beginning balance					€ 0
Tender Offer					0
Amount repurchased					0
Redemption					0
Carrying value of deeply subordinated securities, ending balance					€ 1,000	0
Exercisable from issuer in 2029 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual Fix					2.376%
Exercisable from issuer in 2027 | Gross carrying amount
Equity Instruments [Roll Forward]
Carrying value of deeply subordinated securities, beginning balance					€ 500
Tender Offer					0
Amount repurchased					0
Redemption					0
Carrying value of deeply subordinated securities, ending balance					€ 500	500
Exercisable from issuer in 2027 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual Fix					2.502%
Exercisable from issuer in 2027 | Gross carrying amount
Equity Instruments [Roll Forward]
Carrying value of deeply subordinated securities, beginning balance					€ 500
Tender Offer					0
Amount repurchased					0
Redemption					0
Carrying value of deeply subordinated securities, ending balance					€ 500	500
Exercisable from issuer in 2027 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual Fix					2.875%
Exercisable from issuer in 2025 | Gross carrying amount
Equity Instruments [Roll Forward]
Carrying value of deeply subordinated securities, beginning balance					€ 1,300
Tender Offer					0
Amount repurchased					0
Redemption					0
Carrying value of deeply subordinated securities, ending balance					€ 1,300	1,300
Exercisable from issuer in 2025 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual Fix					4.375%
Exercisable from issuer in 2023 | Gross carrying amount
Equity Instruments [Roll Forward]
Carrying value of deeply subordinated securities, beginning balance					€ 1,250
Tender Offer					1,250
Amount repurchased					(426)
Redemption					0
Carrying value of deeply subordinated securities, ending balance					€ 824	1,250
Exercisable from issuer in 2023 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual Fix					3.00%
Exercisable from issuer in 2026, issued 03/22/18 | Gross carrying amount
Equity Instruments [Roll Forward]
Carrying value of deeply subordinated securities, beginning balance					€ 1,000
Tender Offer
Amount repurchased
Redemption					0
Carrying value of deeply subordinated securities, ending balance					€ 1,000	1,000
Exercisable from issuer in 2026, issued 03/22/18 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual Fix					3.875%
Exercisable from issuer in 2023 | Gross carrying amount
Equity Instruments [Roll Forward]
Carrying value of deeply subordinated securities, beginning balance					€ 1,000
Tender Offer					1,000
Amount repurchased					(324)
Redemption					0
Carrying value of deeply subordinated securities, ending balance					€ 676	1,000
Exercisable from issuer in 2023 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual Fix					2.625%
Exercisable from issuer in 2022 | Gross carrying amount
Equity Instruments [Roll Forward]
Carrying value of deeply subordinated securities, beginning balance					€ 1,000
Tender Offer					1,000
Amount repurchased					(873)
Redemption					(127)
Carrying value of deeply subordinated securities, ending balance					€ 0	1,000
Exercisable from issuer in 2022 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual Fix					3.75%
Exercisable from issuer in 2024 | Gross carrying amount
Equity Instruments [Roll Forward]
Carrying value of deeply subordinated securities, beginning balance					€ 1,000
Tender Offer					1,000
Amount repurchased					0
Redemption					0
Carrying value of deeply subordinated securities, ending balance					€ 1,000	€ 1,000
Exercisable from issuer in 2024 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual Fix					5.875%
Subordinated securities, issued February 2021 | Gross carrying amount
Equity Instruments [Roll Forward]
Carrying value of deeply subordinated securities, ending balance			€ 1,000
Subordinated securities, issued November 2021 | Gross carrying amount
Equity Instruments [Roll Forward]
Carrying value of deeply subordinated securities, ending balance	€ 750